MERRILL LYNCH
MULTI-STATE
LIMITED MATURITY
MUNICIPAL
SERIES TRUST







FUND LOGO







Quarterly Report

October 31, 1995




This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed,may be worth more or less than their original cost.

Merrill Lynch Multi-State
Limited Maturity
Municipal Series Trust
Box 9011
Princeton, NJ
08543-9011








Merrill Lynch Multi-State Limited Maturity Municipal Series Trust

Officers and
Trustees

Arthur Zeikel, President and Trustee
James H. Bodurtha, Trustee
Herbert I. London, Trustee
Robert R. Martin, Trustee
Joseph L. May, Trustee
Andre F. Perold, Trustee
Terry K. Glenn, Executive Vice President
Vincent R. Giordano, Senior Vice President
Donald C. Burke, Vice President
Peter J. Hayes, Vice President
Kenneth A. Jacob, Vice President
Gerald M. Richard, Treasurer
Robert Harris, Secretary

Custodian
The Bank of New York
90 Washington Street, 12th Floor
New York, New York 10005

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
Transfer Agency Mutual Fund Operations
4800 Deer Lake Drive East
Jacksonville, Florida 32246-6484
(800) 637-3863






TO OUR SHAREHOLDERS

After losing momentum through the second calendar quarter of 1995, it now appears that the US economic expansion has resumed. Gross domestic product (GDP) growth for the three months ended September 30 was reported to be 4.2%, higher than generally expected. September durable goods orders increased a surprisingly strong 3%, and existing home sales rose to a near-record level. At the same time, there is evidence that inflationary pressures remain subdued. Reflecting the trend of renewed economic growth--and continued good news on the inflation front--the Federal Reserve Board signaled no near-term shift in monetary policy following its September meeting. Thus, official interest rates may not be reduced further in the immediate future.

One of the major developments during the October quarter was the strengthening of the US dollar relative to the yen and the Deutschemark. Improving interest rate differentials favoring the US currency, combined with coordinated central bank intervention and more positive investor sentiment, have helped to bolster the dollar in foreign exchange markets. Other factors that appear to be improving the US dollar's outlook in the near term are a pick-up in capital flows to the United States and the prospect of increased capital outflows from Japan. However, it remains to be seen if the US dollar's strengthening trend can continue without significant improvements in the US budget and trade deficits.

In the weeks ahead, investor interest will continue to focus on US economic activity. Clear signs of a moderate, noninflationary expansion could further benefit the US stock and bond markets. In addition, should the current Federal budget deficit reduction efforts now underway in Washington prove successful, the implications would likely be positive for the US financial markets.

The Municipal Market
Tax-exempt bond yields continued to decline during the three-month period ended October 31, 1995. As measured by the Bond Buyer Revenue Bond Index, the yield on uninsured, long-term municipal revenue bonds fell 25 basis points (0.25%) to end the October period at approximately 6.00%. While tax-exempt bond yields have declined dramatically from their highs one year ago, municipal bond yields have exhibited considerable yield volatility on a weekly basis. US Treasury bond yields have displayed similar volatility, but the extent of their decline has been greater. By the end of October, long-term US Treasury bond yields had declined almost 50 basis points to 6.33%. Proposed Federal tax restructuring continued to weigh heavily on the tax-exempt bond market. Thus far in 1995, US Treasury bond yields have declined approximately 150 basis points. Municipal bond yields have fallen approximately 95 basis points as the uncertainty surrounding any changes to the existing Federal income tax structure has prevented the municipal bond market from rallying as strongly as its taxable counterpart.

A general view of a moderately expanding domestic economy, supported by a very favorable inflationary environment, allowed interest rates to significantly decline from their recent highs in November 1994. However, this decline was not a smooth downward curve. Conflicting economic indicators were released during recent months that have prevented a clear consensus regarding the near-term direction of interest rates from being reached. The resultant uncertainty has promoted more of a saw-toothed pattern as interest rate declines were repeatedly interrupted by indications of stronger-than-expected economic growth. As these concerns were overcome by subsequent weaker economic releases, interest rate declines have resumed. These periods of volatility are likely to continue for the remainder of 1995, or until proposed Federal budget deficit reduction packages are resolved and any resultant responses by the Federal Reserve Board have occurred.

However, the municipal bond market's technical position remained supportive throughout recent quarters. Approximately $38 billion in long-term municipal securities were issued during the three months ended October 31, 1995. While this issuance is virtually identical to underwritings during the October 31, 1994 quarter, tax-exempt bond issuance over the last 12 months remained approximately 25% below comparable 1994 levels. The municipal bond market should maintain this positive technical position well into 1996. Annual issuance for 1995 is now projected to be approximately $140 billion, significantly less than last year's already low level of $162 billion. Projected maturities and early redemptions for the remainder of 1995 and throughout 1996 will lead to a continued decline in the total outstanding municipal bond supply throughout 1996 and, perhaps, into 1998, should new bond issuance remain at historically low levels.

Despite the municipal bond market's relative underperformance compared to the US Treasury market thus far in 1995, the extent of the tax-exempt bond market's rally was nonetheless quite impressive. Municipal bond yields have fallen 135 basis points from their highs reached in November 1994 and municipal bond prices rose accordingly. Most tax-exempt products recouped almost all of the losses incurred in 1994 and are well on their way to posting double-digit total returns for all of 1995. This relative underperformance so far in 1995 provided long-term investors with the rare opportunity to purchase tax-exempt securities at yield levels near those of taxable securities.

Additionally, many of the factors that led to the relative underperformance of the tax-exempt bond market thus far in 1995, namely investor concern regarding Federal budget deficit reductions and proposed changes in the Federal income tax structure, are nearing resolution. The Federal budget reconciliation process has already begun, and may be essentially completed by year-end. Recent public opinion polls suggest that the majority of American taxpayers prefer the existing Federal income tax system compared to proposed changes, such as the flat tax or national sales tax. In an upcoming election year, neither party is likely to advocate a clearly unpopular position, particularly one that can be expected to negatively affect the Federal budget deficit reduction program through reduced tax revenues. As these factors are resolved, we believe that much of the resistance that the municipal bond market has met this year may dissipate, allowing municipal bond yields to return to more normal historic yield relationships to taxable securities.

Portfolio Strategy

Merrill Lynch Arizona Limited
Maturity Municipal Bond Fund
The State of Arizona continues to be a bright spot for growth in the United States. New industry continues to be the catalyst for further economic growth within the State, spurring the growth of ancillary areas such as the housing and service industries. This boom enabled the State to finish its fiscal year 1995 with a record $270 million General Fund surplus. This brings the State's total Rainy Day Fund to $493 million. Nonetheless, Governor Fife Symington is requiring that all State agencies submit zero growth budgets in an effort to cap the size of the State's government and retain this generous reserve fund balance.

During the October 31, 1995 quarter, we continued to employ a strategy of purchasing AA-rated or better or insured bonds because of the liquidity they provide. We reduced our cash position to its lowest level this year, approximately 22%, with purchases of AA-rated general obligation bonds. A decline in Arizona state-specific issuance as well as a growing belief that the Federal Reserve Board would continue to lower interest rates was the foundation for this strategy. By October 31, 1995, our focus on barbelling the portfolio (that is, the purchase of longer-term bonds coupled with purchases of very short maturing bonds) as well as our concentration on highly rated, very liquid bonds, enabled us to capitalize on this year's decline in interest rates and realize significant price appreciation.

Merrill Lynch California Limited
Maturity Municipal Bond Fund
During the quarter ended October 31, 1995, Standard & Poor's Corp. affirmed its single A rating on California's $18.4 billion outstanding general obligation debt, citing the State's broad economic base which is showing a sluggish recovery after a long and deep recession and an improving financial position in relation to revenues generated. The State still maintains a substantial accumulated deficit. Several structural budget impediments including mandated school funding levels, and a two-thirds legislative vote required for budget passage only add to the State's future fiscal uncertainties. California continues to maintain moderate but growing debt levels. State Comptroller Kathleen Connell has said the State must avoid additional budget cuts and budget crises by eliminating the State's debtor mentality of constantly borrowing to pay off its bills.

The aggressive investment posture we adopted through the first two calendar quarters of 1995 for Merrill Lynch California Limited Maturity Municipal Bond Fund was maintained throughout the year. The Fund's average maturity was held at approximately 4 years, 11 months to enhance yield during a period which saw the tax-exempt market trading in a very flat range because of the Federal Reserve Board's decision to leave interest rates unchanged. We will continue to maintain this fully extended maturity stance in anticipation of continued slow-to-moderate economic growth. This growth would allow the Federal Reserve Board to adjust monetary policy from its current restrictive stance to a more neutral posture in the months ahead.

Diversification, credit quality and yield remain paramount to the Fund, and we will continue to closely monitor the everchanging marketplace.

Merrill Lynch Florida Limited
Maturity Municipal Bond Fund
During the quarter ended October 31, 1995, the State of Florida continued to show strong economic growth. Since the 1990--1992 recession, Florida has outperformed the nation in employment and personal income growth. High population growth, especially in the Jacksonville area, has given strength to the State's retail and service sectors but has also put pressure on government services for education, corrections, transportation and health and human services. The State has met these funding challenges despite a narrow tax base, principally sales taxes, which are vulnerable to economic cycles. The State has now attempted to insulate itself from any economic downturn through the establishment of a Constitutional Budget Stabilization Reserve Fund and a manageable constitutional state revenue limitation. One recent indicator of Florida's economic health is housing sales. Bolstered by lower interest rates, sales of existing homes rose 12% in August from the same period a year before. Interest rates for a 30-year fixed mortgage were about 7.86% compared to 8.51% one year ago.

The aggressive investment posture we adopted through the first two calendar quarters of 1995 for Merrill Lynch Florida Limited Maturity Municipal Bond Fund was maintained throughout the year. The Fund's average maturity was held at approximately 4 years, 10 months to enhance yield during a period which saw the tax-exempt market trading in a very flat range because of the Federal Reserve Board's decision to leave interest rates unchanged as it continues to decipher mixed economic reports. We will continue to maintain this fully extended maturity stance in anticipation of continued slow-to-moderate economic growth. This growth would allow the Federal Reserve Board to adjust monetary policy from its current restrictive stance to a more neutral posture in the months ahead.

Diversification, credit quality and yield remain paramount to the Fund, and we will continue to closely monitor the everchanging marketplace.

Merrill Lynch Massachusetts Limited
Maturity Municipal Bond Fund
Economic activity within the Commonwealth of Massachusetts slowed somewhat during the three-month period ended October 31, 1995. The Federal Reserve Board's economic data indicated a modest housing market and relatively soft retail sales for the Boston region. The Commonwealth continues to retain diverse sources of strength and generates relatively high personal incomes, although defense procurement cutbacks and healthcare industry restructuring will rein in the pace of economic growth relative to the rest of the nation.

The Commonwealth of Massachusetts ended its fiscal year 1995 with tax revenues up 5.4% over fiscal year 1994. This contributed to a cash balance of $372 million in the undesignated General Fund and $385 million in the Stabilization Fund. Governor Weld put forth his 1996 budget of $16.8 billion, allowing for approximately a 2.6% increase in spending over fiscal year 1995. Governor Weld's 1996 budget projects a fiscal year 1996 ending balance of approximately $505 million, of which approximately $419 million will be in the Stabilization Fund. This budget continues Governor Weld's efforts of fiscal responsibility and enhances the Commonwealth's ability to maintain high credit ratings. For the first three months of fiscal year 1996, the Commonwealth reported tax revenue collections to be $2.8 billion or 6.5% over the comparable period last year.

Merrill Lynch Massachusetts Limited Maturity Municipal Bond Fund continued to be aggressively positioned for the three-month period ended October 31, 1995. The Federal Reserve Board's lowering of its key interest rates in early July signaled a change in monetary policy from a restrictive to a slightly more neutral stance. We continued to maintain low cash reserves of approximately 11%, while barbelling the portfolio with longer-dated securities in order to maintain as aggressive an average portfolio maturity as allowable. This average portfolio maturity continued to be just under the five-year maximum as outlined in the Fund's prospectus. This investment approach enabled the Fund to take advantage of any fall in interest rates through the price appreciation of municipal bonds. Additionally, municipal bonds in the seven-year--ten year maturity range offered the greatest value compared to their taxable counterparts along the zero--ten-year portion of the yield curve. We continue to closely monitor credit quality and look for opportunities to diversify the Fund.

Merrill Lynch Michigan Limited
Maturity Municipal Bond Fund
During the quarter ended October 31, 1995, the Michigan Employment Security Commission reported that unemployment fell in September 1995 to 4.8% from 5.4% a year ago. This drop reflects the lingering strength from last year's manufacturing boom. Many economists expect the trend not to last as slower sales of cars and other durable goods force plants to scale back production in fourth quarter 1995 and into 1996. This could cause spending cutbacks which could hurt other parts of the State's economy such as restaurants and retailers. The University of Michigan's Consumer Sentiment Index fell to 88.9 in September from 96.2 in August. This drop correlated with the National Conference Board Consumer Confidence Index slipping to 97.4 in September from 102.4 in August. Sales in the auto industry are expected to fall below last year's 15.1 million vehicles to about 14.7 million vehicles. About 16% of Michigan's work force is employed directly or indirectly by auto makers.

The aggressive investment posture we adopted through the first two calendar quarters of 1995 for Merrill Lynch Michigan Limited Maturity Municipal Bond Fund was maintained throughout the year. The Fund's average maturity was held at approximately 4 years, 10 months to enhance yield during a period which saw the tax-exempt market trading in a very flat range because of the Federal Reserve Board's decision to leave interest rates unchanged as it continues to decipher mixed economic reports. We will continue to maintain this fully extended maturity stance in anticipation of continued slow-to-moderate economic growth. This growth would allow the Federal Reserve Board to adjust monetary policy from its current restrictive stance to a more neutral posture in the months ahead.

Diversification, credit quality and yield remain paramount to the Fund, and we will continue to closely monitor the everchanging marketplace.

Merrill Lynch New Jersey Limited
Maturity Municipal Bond Fund
In the most recent period, the Northeast continued to suffer the ill effects of corporate restructuring, mergers and downsizing. The State of New Jersey's economy was no exception and continued to worsen in the most recent quarter. Particular areas of weakness included the retail and manufacturing sectors. However, despite an unemployment rate of 5.8% for the month of October 1995, the economy has shown improvement over the last 12 months when the unemployment rate stood at 6.9%. The October quarter was mixed in terms of economic news for the nation as a whole. Strong housing reports contrasted sharply with weakness in retail sales and declines in consumer confidence.

In Merrill Lynch New Jersey Limited Maturity Municipal Bond Fund, we reduced our cash position by approximately 10%--15%, ending the period with cash reserves of around 16%. We continued to maintain an average portfolio maturity in the five-year range, the maximum allowed as outlined in the Fund's prospectus. Our investment focus this quarter consisted of the purchase of general obligation notes and bonds with an underlying rating of AA or better because of the excellent liquidity these bonds provide. This strategy allowed the Fund to enhance its return by capitalizing on this year's decline in interest rates, particularly in an environment of reduced municipal bond issuance.

Merrill Lynch New York Limited
Maturity Municipal Bond Fund
During the quarter ended October 31, 1995, the New York State economic picture continued to be mixed. In October, the New York unemployment rate fell to 6.3% from 6.8% in September, although this was because of people pulling out of the labor market rather than any job creation in the State. The continued generation of private sector jobs and an increase in manufacturing employment, both at a rate above the national average, has continued to slowly push along the State's lumbering economy. During this stage of an economic upturn, most states have used the recovery to replenish reserve funds that were drawn down during the most recent recession. Despite the improved economic performance in New York State in the 1993-- 1995 period, the State still projects future-year budget gaps which could leave the State's finances vulnerable to the nation's next cyclical downturn.

New York State, its authorities and New York City plan to sell a total of $4.7 billion of tax-exempt securities in the fourth quarter of 1995, which is 36% less than the $7.3 billion in sales planned for the third quarter of 1995. Debt issuance slowed in the first half of 1995 after the 68-day budget approval delay caused the postponement of many state agency debt sales.

The aggressive investment posture we adopted through the first two calendar quarters of 1995 for Merrill Lynch New York Limited Maturity Municipal Bond Fund was maintained throughout the year. The Fund's average maturity was held at approximately 4 years, 11 months to enhance yield during a period which saw the tax-exempt market trading in a very flat range because of the Federal Reserve Board's decision to leave interest rates unchanged as it continues to decipher mixed economic reports. We will continue to maintain this fully extended maturity stance in anticipation of continued slow-to-moderate economic growth. This growth would allow the Federal Reserve Board to adjust monetary policy from its current restrictive stance to a more neutral posture in the months ahead.

Diversification, credit quality and yield remain paramount to the Fund, and we will continue to closely monitor the everchanging marketplace.

Merrill Lynch Pennsylvania Limited
Maturity Municipal Bond Fund
In the most recent period, the Northeast continued to suffer the ill effects of corporate restructuring, mergers and downsizing. However, for the first time this year the economy of the Commonwealth of Pennsylvania showed a slight improvement in manufacturing activity. This renewed strength is visible in the Commonwealth's unemployment rate, which for the month of October was 5.1%, down from 6.4% in September and 5.5% in August, and below the national average of 5.5%. The State's current seasonally adjusted unemployment rate of 5.1% is also a significant decrease from the October 1994 unemployment rate of 6.0%. Throughout this past year, the service industry has been the largest contributor to this decline. In the most recent period, we continued to follow the investment strategy we have utilized all year. By October 31, 1995, our focus on barbelling the portfolio (that is, the purchase of longer bonds coupled with purchases of very short maturing bonds), as well as our concentration on highly rated, very liquid bonds, has enabled us to capitalize on this year's decline in interest rates and realize significant price appreciation. At the end of the October quarter, we maintained an average portfolio maturity of 4 years, 8 months and held cash reserves of about 22%.

In Conclusion
We appreciate your ongoing interest in Merrill Lynch Multi-State
Limited Maturity Municipal Series Trust, and we look forward to assisting you with your financial needs in the months and years ahead.

Sincerely,




(Arthur Zeikel)
Arthur Zeikel
President




(Vincent R. Giordano)
Vincent R. Giordano
Senior Vice President




(Edward J. Andrews)
Edward J. Andrews
Portfolio Manager




(Peter J. Hayes)
Peter J. Hayes
Portfolio Manager




(Helen M. Sheehan)
Helen M. Sheehan
Portfolio Manager





November 24, 1995

We are pleased to announce that the following persons are responsible for the day-to-day management of the Funds in Merrill Lynch Multi-State Limited Maturity Municipal Series Trust:

Edward J. Andrews is Portfolio Manager for Merrill Lynch California Limited Maturity Municipal Bond Fund, Merrill Lynch Florida Limited Maturity Municipal Bond Fund, Merrill Lynch Michigan Limited Maturity Municipal Bond Fund and Merrill Lynch New York Limited Maturity Municipal Bond Fund. Mr. Andrews has been employed by Merrill Asset Lynch Management, L.P. (an affiliate of the Funds' investment adviser) since 1991 as Vice President and Portfolio Manager. Prior to that he was employed by Citibank as an investment officer from 1982 to 1991.

Peter J. Hayes is Portfolio Manager for Merrill Lynch Massachusetts Limited Maturity Municipal Bond Fund. Mr. Hayes has served as Vice President of Merrill Lynch Asset Management, L.P. (an affiliate of the Fund's investment adviser) since 1989 and Assistant Vice President from 1987 to 1989. Prior to that he was Assistant Vice President of Shawmut Bank, N.A. from 1985 to 1987.

Helen M. Sheehan is Portfolio Manager for Merrill Lynch Arizona Limited Maturity Municipal Bond Fund, Merrill Lynch New Jersey Limited Maturity Municipal Bond Fund and Merrill Lynch Pennsylvania Limited Maturity Municipal Bond Fund. Ms. Sheehan has been employed by Merrill Lynch Asset Management, L.P. (an affiliate of the Funds' investment advis-er) since 1985 and as Vice President and Portfolio Manager in the Tax-Exempt Bond Department since 1991.







PERFORMANCE DATA



About Fund
Performance


Since October 21, 1994, investors have been able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 1% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 1% if redeemed during the first year, decreasing 1% the next year to 0%. In addition, Class B Shares are subject to a distribution fee of 0.20% and an account maintenance fee of 0.15%. These shares automatically convert to Class D Shares after approximately 10 years.

* Class C Shares are subject to a distribution fee of 0.20% and an account maintenance fee of 0.15%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 1% and an account maintenance fee of 0.10% (but no distribution fee).

Performance data for all of the Fund's shares are presented in the "Recent Performance Results" table on pages 10 and 11. Data for the Fund's Class A and Class B Shares are presented in the "Average Annual Total Returns" tables on pages 8 and 9. Data for Class C and Class D Shares are also presented in the "Aggregate Total Returns" tables on pages 9 and 10.

The "Recent Performance Results" table shows investment results before the deduction of any sales charges for all of the Fund's shares for the 12-month and 3-month periods ended October 31, 1995. All data in this table assume imposition of the actual total expenses incurred (net of reimbursement) by each class of shares during the relevant period.

None of the past results shown should be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.




PERFORMANCE DATA (continued)

Average Annual
Total Returns


Arizona Limited Maturity

                                     % Return Without % Return With
Class A Shares*                        Sales Charge    Sales Charge**

Year Ended 9/30/95                         +7.04%         +5.97%
Inception (11/26/93) through 9/30/95       +4.99          +4.42



California Limited Maturity

                                     % Return Without % Return With
Class A Shares*                        Sales Charge    Sales Charge**

Year Ended 9/30/95                         +6.98%         +5.91%
Inception (11/26/93) through 9/30/95       +4.42          +3.86



Florida Limited Maturity

                                     % Return Without % Return With
Class A Shares*                        Sales Charge    Sales Charge**

Year Ended 9/30/95                         +6.80%         +5.73%
Inception (11/26/93) through 9/30/95       +4.33          +3.77



Massachusetts Limited Maturity

                                     % Return Without % Return With
Class A Shares*                        Sales Charge    Sales Charge**

Year Ended 9/30/95                         +5.91%         +4.85%
Inception (11/26/93) through 9/30/95       +4.30          +3.74



Michigan Limited Maturity

                                     % Return Without % Return With
Class A Shares*                        Sales Charge    Sales Charge**

Year Ended 9/30/95                         +6.22%         +5.16%
Inception (11/26/93) through 9/30/95       +4.15          +3.58

New Jersey Limited Maturity

                                     % Return Without % Return With
Class A Shares*                        Sales Charge    Sales Charge**

Year Ended 9/30/95                         +7.30%         +6.23%
Inception (11/26/93) through 9/30/95       +4.98          +4.41



New York Limited Maturity

                                     % Return Without % Return With
Class A Shares*                        Sales Charge    Sales Charge**

Year Ended 9/30/95                         +7.36%         +6.28%
Inception (11/26/93) through 9/30/95       +4.78          +4.21



Pennsylvania Limited Maturity

                                     % Return Without % Return With
Class A Shares*                        Sales Charge    Sales Charge**

Year Ended 9/30/95                         +7.33%         +6.26%
Inception (11/26/93) through 9/30/95       +4.87          +4.30

[FN]
 *Maximum sales charge is 1%.
**Assuming maximum sales charge.



Arizona Limited Maturity

                                        % Return        % Return
Class B Shares*                        Without CDSC    With CDSC**

Year Ended 9/30/95                         +6.66%         +5.66%
Inception (11/26/93) through 9/30/95       +4.62          +4.62



California Limited Maturity

                                        % Return        % Return
Class B Shares*                        Without CDSC    With CDSC**

Year Ended 9/30/95                         +6.50%         +5.50%
Inception (11/26/93) through 9/30/95       +4.00          +4.00



Florida Limited Maturity

                                        % Return        % Return
Class B Shares*                        Without CDSC    With CDSC**

Year Ended 9/30/95                         +6.42%         +5.42%
Inception (11/26/93) through 9/30/95       +3.97          +3.97



Massachusetts Limited Maturity

                                        % Return        % Return
Class B Shares*                        Without CDSC    With CDSC**

Year Ended 9/30/95                         +5.53%         +4.53%
Inception (11/26/93) through 9/30/95       +3.93          +3.93



Michigan Limited Maturity

                                        % Return        % Return
Class B Shares*                        Without CDSC    With CDSC**

Year Ended 9/30/95                         +5.84%         +4.84%
Inception (11/26/93) through 9/30/95       +3.77          +3.77



New Jersey Limited Maturity

                                        % Return        % Return
Class B Shares*                        Without CDSC    With CDSC**

Year Ended 9/30/95                         +6.92%         +5.92%
Inception (11/26/93) through 9/30/95       +4.61          +4.61



New York Limited Maturity

                                        % Return        % Return
Class B Shares*                        Without CDSC    With CDSC**

Year Ended 9/30/95                         +7.08%         +6.08%
Inception (11/26/93) through 9/30/95       +4.47          +4.47



Pennsylvania Limited Maturity

                                        % Return        % Return
Class B Shares*                        Without CDSC    With CDSC**

Year Ended 9/30/95                         +6.95%         +5.95%
Inception (11/26/93) through 9/30/95       +4.50          +4.50

[FN]
 *Maximum contingent deferred sales charge is 1% and reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.




Aggregate
Total Returns


Arizona Limited Maturity

                                        % Return        % Return
Class C Shares*                        Without CDSC    With CDSC**

Inception (10/21/94) through 9/30/95       +6.69%         +5.69%



California Limited Maturity

                                        % Return        % Return
Class C Shares*                        Without CDSC    With CDSC**

Inception (10/21/94) through 9/30/95       +6.96%         +5.96%

Florida Limited Maturity

                                        % Return        % Return
Class C Shares*                        Without CDSC    With CDSC**

Inception (10/21/94) through 9/30/95       +6.55%         +5.55%



Massachusetts Limited Maturity

                                        % Return        % Return
Class C Shares*                        Without CDSC    With CDSC**

Inception (10/21/94) through 9/30/95       +6.03%         +5.03%



Michigan Limited Maturity

                                        % Return        % Return
Class C Shares*                        Without CDSC    With CDSC**

Inception (10/21/94) through 9/30/95       +6.20%         +5.20%



New Jersey Limited Maturity

                                        % Return        % Return
Class C Shares*                        Without CDSC    With CDSC**

Inception (10/21/94) through 9/30/95       -3.19%         -4.13%

Arizona Limited Maturity

                                     % Return Without % Return  With
Class D Shares*                        Sales Charge     Sales Charge**

Inception (10/21/94) through 9/30/95       +7.18%         +6.11%



California Limited Maturity

                                     % Return Without % Return  With
Class D Shares*                        Sales Charge     Sales Charge**

Inception (10/21/94) through 9/30/95       +7.23%         +6.16%



Florida Limited Maturity

                                     % Return Without % Return  With
Class D Shares*                        Sales Charge     Sales Charge**

Inception (10/21/94) through 9/30/95       +7.04%         +5.97%



Massachusetts Limited Maturity

                                     % Return Without % Return  With
Class D Shares*                        Sales Charge     Sales Charge**

Inception (10/21/94) through 9/30/95       +6.13%         +5.07%



Michigan Limited Maturity

                                     % Return Without % Return  With
Class D Shares*                        Sales Charge     Sales Charge**

Inception (10/21/94) through 9/30/95       +6.68%         +5.61%

New Jersey Limited Maturity

                                     % Return Without % Return  With
Class D Shares*                        Sales Charge     Sales Charge**

Inception (10/21/94) through 9/30/95       +7.46%         +6.39%




PERFORMANCE DATA (concluded)


Aggregate
Total Returns
(concluded)


New York Limited Maturity

                                        % Return        % Return
Class C Shares*                        Without CDSC    With CDSC**

Inception (10/21/94) through 9/30/95       +7.17%         +6.17%



Pennsylvania Limited Maturity

                                        % Return        % Return
Class C Shares*                        Without CDSC    With CDSC**

Inception (10/21/94) through 9/30/95       +6.92%         +5.92%

[FN]
 *Maximum contingent deferred sales charge is 1% and reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.



New York Limited Maturity

                                     % Return Without % Return  With
Class D Shares*                        Sales Charge    Sales Charge**

Inception (10/21/94) through 9/30/95       +7.70%         +6.63%



Pennsylvania Limited Maturity
                                     % Return Without % Return  With
Class D Shares*                        Sales Charge     Sales Charge**

Inception (10/21/94) through 9/30/95       +7.38%         +6.31%

[FN]
 *Maximum sales charge is 1%.
**Assuming maximum sales charge.

Recent
Performance
Results*
                                                                                                                    Standardized
                                                                                                 12 Month  3 Month  30-day Yield
                                                                            12 Month    3 Month   Total     Total      As of
                                                 10/31/95 7/31/95  10/31/94 % Change   % Change   Return    Return    10/31/95
Arizona Limited Maturity Class A Shares           $10.20   $10.17    $9.85   +3.55%      +0.29%  +8.13%(1)  +1.32%(2)   3.67%
Arizona Limited Maturity Class B Shares            10.20    10.16     9.85   +3.55       +0.39   +7.75(3)   +1.33(4)    3.35
Arizona Limited Maturity Class C Shares            10.21    10.17     9.85   +3.65       +0.39   +7.62(5)   +1.33(4)    3.37
Arizona Limited Maturity Class D Shares            10.21    10.17     9.85   +3.65       +0.39   +8.14(6)   +1.39(7)    3.58
California Limited Maturity Class A Shares         10.09     9.99     9.71   +3.91       +1.00   +8.53(8)   +2.04(2)    3.69
California Limited Maturity Class B Shares         10.09     9.99     9.71   +3.91       +1.00   +8.15(9)   +1.95(4)    3.38
California Limited Maturity Class C Shares         10.09     9.99     9.72   +3.81       +1.00   +8.03(9)   +2.00(10)   3.55
California Limited Maturity Class D Shares         10.09     9.99     9.71   +3.91       +1.00   +8.42(11)  +2.02(7)    3.59
Florida Limited Maturity Class A Shares            10.07    10.02     9.73   +3.49       +0.50   +8.11(12)  +1.55(13)   3.84
Florida Limited Maturity Class B Shares            10.07    10.02     9.73   +3.49       +0.50   +7.73(14)  +1.47(15)   3.52
Florida Limited Maturity Class C Shares            10.07    10.01     9.72   +3.60       +0.60   +7.58(16)  +1.53(17)   3.67
Florida Limited Maturity Class D Shares            10.07    10.01     9.72   +3.60       +0.60   +8.12(18)  +1.63(19)   3.74
Massachusetts Limited Maturity Class A Shares      10.03     9.96     9.79   +2.58(20)   +0.70   +7.20(21)  +1.73(19)   3.93
Massachusetts Limited Maturity Class B Shares      10.03     9.96     9.79   +2.58(20)   +0.70   +6.81(22)  +1.64(23)   3.61
Massachusetts Limited Maturity Class C Shares      10.03     9.96     9.78   +2.69(20)   +0.70   +7.09(24)  +1.69(25)   3.81
Massachusetts Limited Maturity Class D Shares      10.03     9.96     9.78   +2.69(20)   +0.70   +7.20(26)  +1.71(10)   3.83
Michigan Limited Maturity Class A Shares           10.04     9.98     9.71   +3.40       +0.60   +8.07(27)  +1.65(2)    3.80
Michigan Limited Maturity Class B Shares           10.04     9.98     9.71   +3.40       +0.60   +7.69(28)  +1.55(4)    3.47
Michigan Limited Maturity Class C Shares           10.04     9.98     9.71   +3.40       +0.60   +7.47(29)  +1.55(4)    3.47
Michigan Limited Maturity Class D Shares           10.03     9.97     9.71   +3.30       +0.60   +7.86(30)  +1.62(7)    3.70
New Jersey Limited Maturity Class A Shares         10.21    10.15     9.83   +3.87       +0.59   +8.31(31)  +1.63(32)   3.76
New Jersey Limited Maturity Class B Shares         10.21    10.16     9.84   +3.76       +0.49   +7.82(33)  +1.44(34)   3.45
New Jersey Limited Maturity Class C Shares          9.25     9.20     9.84   -6.00       +0.54   -2.51(35)  +1.47(36)   3.39
New Jersey Limited Maturity Class D Shares         10.21    10.16     9.83   +3.87       +0.49   +8.21(37)  +1.50(19)   3.67
New York Limited Maturity Class A Shares           10.13    10.05     9.74   +4.00       +0.80   +8.81(38)  +1.91(39)   4.14
New York Limited Maturity Class B Shares           10.13    10.05     9.74   +4.00       +0.80   +8.42(40)  +1.82(19)   3.82
New York Limited Maturity Class C Shares           10.13    10.05     9.74   +4.00       +0.80   +8.27(3)   +1.87(41)   4.01
New York Limited Maturity Class D Shares           10.14    10.05     9.74   +4.11       +0.90   +8.81(42)  +1.99(43)   4.03
Pennsylvania Limited Maturity Class A Shares       10.19    10.10     9.81   +3.87       +0.89   +8.45(12)  +1.95(44)   3.88
Pennsylvania Limited Maturity Class B Shares       10.19    10.10     9.81   +3.87       +0.89   +8.07(45)  +1.86(46)   3.56
Pennsylvania Limited Maturity Class C Shares       10.19    10.10     9.81   +3.87       +0.89   +7.88(47)  +1.89(48)   3.73
Pennsylvania Limited Maturity Class D Shares       10.19    10.10     9.81   +3.87       +0.89   +8.35(49)  +1.93(32)   3.78

   *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.
 (1)Percent change includes reinvestment of $0.435 per share ordinary income dividends.
 (2)Percent change includes reinvestment of $0.103 per share ordinary income dividends.
 (3)Percent change includes reinvestment of $0.400 per share ordinary income dividends.
 (4)Percent change includes reinvestment of $0.094 per share ordinary income dividends.
 (5)Percent change includes reinvestment of $0.378 per share ordinary income dividends.
 (6)Percent change includes reinvestment of $0.426 per share ordinary income dividends.
 (7)Percent change includes reinvestment of $0.101 per share ordinary income dividends.
 (8)Percent change includes reinvestment of $0.430 per share ordinary income dividends.
 (9)Percent change includes reinvestment of $0.395 per share ordinary income dividends.

(10)Percent change includes reinvestment of $0.099 per share ordinary income dividends.
(11)Percent change includes reinvestment of $0.420 per share ordinary income dividends.
(12)Percent change includes reinvestment of $0.432 per share ordinary income dividends.
(13)Percent change includes reinvestment of $0.105 per share ordinary income dividends.
(14)Percent change includes reinvestment of $0.397 per share ordinary income dividends.
(15)Percent change includes reinvestment of $0.096 per share ordinary income dividends.
(16)Percent change includes reinvestment of $0.373 per share ordinary income dividends.
(17)Percent change includes reinvestment of $0.092 per share ordinary income dividends.
(18)Percent change includes reinvestment of $0.423 per share ordinary income dividends.
(19)Percent change includes reinvestment of $0.102 per share ordinary income dividends.
(20)Percent change includes reinvestment of $0.012 per share capital gains distributions.
(21)Percent change includes reinvestment of $0.436 per share ordinary income dividends and $0.012 per share capital gains distributions.
(22)Percent change includes reinvestment of $0.400 per share ordinary income dividends and $0.012 per share capital gains distributions.
(23)Percent change includes reinvestment of $0.093 per share ordinary income dividends.
(24)Percent change includes reinvestment of $0.416 per share ordinary income dividends and $0.012 per share capital gains distributions.
(25)Percent change includes reinvestment of $0.098 per share ordinary income dividends.
(26)Percent change includes reinvestment of $0.426 per share ordinary income dividends and $0.012 per share capital gains distributions.
(27)Percent change includes reinvestment of $0.437 per share ordinary income dividends.
(28)Percent change includes reinvestment of $0.401 per share ordinary income dividends.
(29)Percent change includes reinvestment of $0.381 per share ordinary income dividends.
(30)Percent change includes reinvestment of $0.427 per share ordinary income dividends.
(31)Percent change includes reinvestment of $0.421 per share ordinary income dividends
(32)Percent change includes reinvestment of $0.104 per share ordinary income dividends.

(33)Percent change includes reinvestment of $0.385 per share ordinary income dividends.
(34)Percent change includes reinvestment of $0.095 per share ordinary income dividends.
(35)Percent change includes reinvestment of $0.339 per share ordinary income dividends.
(36)Percent change includes reinvestment of $0.084 per share ordinary income dividends.
(37)Percent change includes reinvestment of $0.412 per share ordinary income dividends.
(38)Percent change includes reinvestment of $0.449 per share ordinary income dividends.
(39)Percent change includes reinvestment of $0.111 per share ordinary income dividends.
(40)Percent change includes reinvestment of $0.414 per share ordinary income dividends.
(41)Percent change includes reinvestment of $0.107 per share ordinary income dividends.
(42)Percent change includes reinvestment of $0.440 per share ordinary income dividends.
(43)Percent change includes reinvestment of $0.109 per share ordinary income dividends.
(44)Percent change includes reinvestment of $0.106 per share ordinary income dividends.
(45)Percent change includes reinvestment of $0.396 per share ordinary income dividends.
(46)Percent change includes reinvestment of $0.097 per share ordinary income dividends.
(47)Percent change includes reinvestment of $0.379 per share ordinary income dividends.
(48)Percent change includes reinvestment of $0.100 per share ordinary income dividends.
(49)Percent change includes reinvestment of $0.422 per share ordinary income dividends.






PORTFOLIO COMPOSITION

Arizona
Limited Maturity
Municipal
Bond Fund


For the Quarter Ended October 31, 1995

Distribution by Market Sector*

General Obligations & Tax Revenue Bonds                   50.0%
Other Revenue Bonds                                       44.0
Prerefunded Bonds**                                        6.0
                                                         ------
Total                                                    100.0%
                                                         ======

Net assets as of October 31, 1995 were $6,271,268.



Quality Ratings*

(Based on Nationally Recognized Rating Services)

A pie chart showing the following percentages:

AAA/Aaa                                                     38%

AA/Aa                                                       33%

Other++                                                     29%


[FN]
 *Based on total market value of the portfolio as of October 31,
  1995.
**Backed by a fund holding US Treasury or other high-quality securities.
++Temporary investments in short-term municipal securities.




California
Limited Maturity
Municipal
Bond Fund

For the Quarter Ended October 31, 1995

Distribution by Market Sector*

Other Revenue Bonds                                       76.4%
General Obligations & Tax Revenue Bonds                   10.1
Prerefunded Bonds**                                        8.8
Utility Revenue Bonds                                      4.7
                                                         ------
Total                                                    100.0%
                                                         ======

Net assets as of October 31, 1995 were $15,899,697.



Quality Ratings*

(Based on Nationally Recognized Rating Services)

A pie chart showing the following percentages:

AAA/Aaa                                                     35%

AA/Aa                                                       18%

A/A                                                         18%

Other++                                                     29%


[FN]
 *Based on total market value of the portfolio as of October 31,
  1995.
**Backed by a fund holding US Treasury or other high-quality securities.
++Temporary investments in short-term municipal securities.




Florida
Limited Maturity
Municipal
Bond Fund

For the Quarter Ended October 31, 1995

Distribution by Market Sector*

Other Revenue Bonds                                       48.8%
Prerefunded Bonds**                                       25.6
General Obligations & Tax Revenue Bonds                   22.9
Utility Revenue Bonds                                      2.7
                                                         ------
Total                                                    100.0%
                                                         ======


Net assets as of October 31, 1995 were $31,787,431.



Quality Ratings*

(Based on Nationally Recognized Rating Services)

A pie chart showing the following percentages:

AAA/Aaa                                                     53%

AA/Aa                                                       16%

A/A                                                          5%

BBB/Baa                                                      5%

Other++                                                     21%


[FN]
 *Based on total market value of the portfolio as of October 31,
  1995.
**Backed by a fund holding US Treasury or other high-quality securities.
++Temporary investments in short-term municipal securities.




Massachusetts
Limited Maturity
Municipal
Bond Fund

For the Quarter Ended October 31, 1995

Distribution by Market Sector*

Other Revenue Bonds                                       41.1%
General Obligations & Tax Revenue Bonds                   29.4
Utility Revenue Bonds                                     15.6
Prerefunded Bonds**                                       13.9
                                                         ------
Total                                                    100.0%
                                                         ======


Net assets as of October 31, 1995 were $9,754,615.



Quality Ratings*

(Based on Nationally Recognized Rating Services)

A pie chart showing the following percentages:

AAA/Aaa                                                     44%

AA/Aa                                                       33%

BBB/Baa                                                      4%

Other++                                                     13%

NR++++                                                       6%


[FN]
   *Based on total market value of the portfolio as of October 31,
    1995.
  **Backed by a fund holding US Treasury or other high-quality securities.
  ++Temporary investments in short-term municipal securities.
++++Not Rated.



PORTFOLIO COMPOSITION (concluded)



Michigan
Limited Maturity
Municipal
Bond Fund

For the Quarter Ended October 31, 1995

Distribution by Market Sector*

Other Revenue Bonds                                       57.9%
General Obligations & Tax Revenue Bonds                   27.3
Prerefunded Bonds* *                                       9.1
Utility Revenue Bonds                                      5.7
                                                         ------
Total                                                    100.0%
                                                         ======


Net assets as of October 31, 1995 were $5,045,177.



Quality Ratings*

(Based on Nationally Recognized Rating Services)

A pie chart showing the following percentages:

AAA/Aaa                                                     32%

AA/Aa                                                       40%

A/A                                                          6%

Other++                                                     22%


[FN]
 *Based on total market value of the portfolio as of October 31,
  1995.
**Backed by a fund holding US Treasury or other high-quality securities.
++Temporary investments in short-term municipal securities.




New Jersey
Limited Maturity
Municipal
Bond Fund

For the Quarter Ended October 31, 1995

Distribution by Market Sector*

Other Revenue Bonds                                       51.0%
General Obligations & Tax Revenue Bonds                   49.0
                                                         ------
Total                                                    100.0%
                                                         ======


Net assets as of October 31, 1995 were $9,998,871.



Quality Ratings*

(Based on Nationally Recognized Rating Services)

A pie chart showing the following percentages:

AAA/Aaa                                                     46%

AA/Aa                                                       28%

A/A                                                          4%

Other++                                                     22%


[FN]
 *Based on total market value of the portfolio as of October 31,
  1995.
++Temporary investments in short-term municipal securities.




New York
Limited Maturity
Municipal
Bond Fund


For the Quarter Ended October 31, 1995

Distribution by Market Sector*

Other Revenue Bonds                                       57.1%
General Obligations & Tax Revenue Bonds                   33.9
Prerefunded Bonds**                                        9.0
                                                         ------
Total                                                    100.0%
                                                         ======

Net assets as of October 31, 1995 were $16,106,761.



Quality Ratings*

(Based on Nationally Recognized Rating Services)

A pie chart showing the following percentages:

AAA/Aaa                                                     35%

AA/Aa                                                       27%

A/A                                                         12%

BBB/Baa                                                      4%

Other++                                                     22%


[FN]
 *Based on total market value of the portfolio as of October 31,
  1995.
**Backed by a fund holding US Treasury or other high-quality securities.
++Temporary investments in short-term municipal securities.





Pennsylvania
Limited Maturity
Municipal
Bond Fund


For the Quarter Ended October 31, 1995

Distribution by Market Sector*

General Obligations & Tax Revenue Bonds                   38.9%
Other Revenue Bonds                                       38.3
Prerefunded Bonds**                                       17.6
Utility Revenue Bonds                                      5.2
                                                         ------
Total                                                    100.0%
                                                         ======

Net assets as of October 31, 1995 were $8,449,378.



Quality Ratings*

(Based on Nationally Recognized Rating Services)

A pie chart showing the following percentages:

AAA/Aaa                                                     33%

AA/Aa                                                       20%

A/A                                                         19%

Other++                                                     28%


[FN]
 *Based on total market value of the portfolio as of October 31,
  1995.
**Backed by a fund holding US Treasury or other high-quality securities.
++Temporary investments in short-term municipal securities.